Produced Content, Net - Summary of Released, less Amortization And Impairment (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure Of Produced Content Net [Line Items]
Released, less amortization and impairment	¥ 1,935	$ 297	¥ 892
In production, less impairment	3,824	586	3,075
In development, less impairment	797	122	388
Total	6,556	1,005	¥ 4,355
Released, less amortization and impairment [Member]
Disclosure Of Produced Content Net [Line Items]
—Predominantly monetized with other content assets	1,857	285
—Predominantly monetized on its own	78	12
In production, less impairment [Member]
Disclosure Of Produced Content Net [Line Items]
—Predominantly monetized with other content assets	3,742	573
—Predominantly monetized on its own	82	13
In development, less impairment [Member]
Disclosure Of Produced Content Net [Line Items]
—Predominantly monetized with other content assets	666	102
— Predominantly monetized on its own	¥ 131	$ 20